Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities
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. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities are comprised of current trade payables and accrued expenses due to third-parties.

There were no
amounts due to related parties as at December 31, 2021 or December 31, 2020.